Lease commitments - Additional Information (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Capital leases, amortization expenses	$ 160	¥ 13,341	¥ 12,606	¥ 12,183
Operating lease, rental expenses	$ 1,071	¥ 89,029	¥ 93,994	¥ 106,653